Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Income (Loss) Per Share [Abstract]
Net income	$ (118,289)	$ 542,018	$ 1,370,753	$ 255,721
Accretion of Class A ordinary shares to redemption value		(1,393,904)	(4,411,012)	(1,249,259)
Net loss including accretion of Class A ordinary shares to redemption value	$ (867,642)	$ (851,886)	$ (3,040,259)	$ (993,538)